FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense [Abstract]
Interest on long-term banks	$ 19	$ 152	$ 54
Bank charges and short-term credit	287	232	118
Foreign exchange loss, net	105	24	75
Other financing expenses, net	29	67	51
Financial expenses, net	$ 440	$ 475	$ 298